Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subordinated liabilities [Abstract]
Schedule of Movement in Subordinated Liabilities	The movement in subordinated liabilities during the year was as follows:

	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2024	–	141	6,794	6,935
Issued during the year[1]:
Floating Rate Dated Subordinated Notes 2034 (A$500 million)	–	–	257	257
5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)	–	–	129	129
	–	–	386	386
Foreign exchange movements	–	–	(3)	(3)
Other movements (cash and non-cash)[2]	–	–	(107)	(107)
At 31 December 2024	–	141	7,070	7,211
Issued during the year[1]:
4.327% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)	–	–	844	844
6.264% Fixed Rate Reset Dated Subordinated Notes 2036 ($1,250 million)	–	–	917	917
	–	–	1,761	1,761
Repurchases and redemptions during the year[1]:
4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)	–	–	(371)	(371)
2.6787% Fixed Rate Bond 2025 (€309 million)	–	–	(260)	(260)
7.625% Dated Subordinated Notes 2025 (£273 million)	–	–	(273)	(273)
5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million)	–	(9)	–	(9)
	–	(9)	(904)	(913)
Foreign exchange movements	–	–	(271)	(271)
Other movements (cash and non-cash)[2]	–	1	231	232
At 31 December 2025	–	133	7,887	8,020
1Issuances in the year generated cash inflows of £1,761 million (2024: £386 million); the repurchases and redemptions resulted in cash outflows of £913 million (2024: £nil).
2Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £411 million (2024: £366 million) offset by the interest expense in respect of subordinated liabilities of £459 million (2024: £430 million).

Disclosure Of Preference Shares

				2025		2024
	2025 Number of shares	2024 Number of shares	2023 Number of shares	£m	% of share capital	£m	% of share capital	2023 £m
6% Non-cumulative Redeemable Preference shares of GBP1.00	100	100	100	–	–	–	–	–